Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2017
Deferred income tax
The movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	€m	€m	€m
At January 1, 2016	397	(670)	(273)
Acquisition (Note 22)	73	(219)	(146)
(Charged)/credited to the income statement (Note 6)	(42)	27	(15)
Credited/(charged) to other comprehensive income	17	(5)	12
Reclassification	3	(3)	—
Exchange	(3)	(10)	(13)
At December 31, 2016	445	(880)	(435)
(Charged)/credited to the income statement (Note 6)	(60)	184	124
(Charged)/credited to other comprehensive income	(6)	1	(5)
Reclassification	4	(4)	—
Exchange	(26)	40	14
At December 31, 2017	357	(659)	(302)

The components of deferred income tax assets and liabilities

	At December 31,
	2017	2016
	€m	€m
Tax losses	28	32
Employee benefit obligations	156	172
Depreciation timing differences	75	82
Provisions	58	94
Other	40	65
	357	445
Available for offset	(173)	(186)
Deferred tax assets	184	259
Intangible assets	(329)	(482)
Accelerated depreciation and other fair value adjustments	(308)	(359)
Other	(22)	(39)
	(659)	(880)
Available for offset	173	186
Deferred tax liabilities	(486)	(694)

The tax (charge)/credit recognized in the consolidated income statement

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Tax losses	(2)	(3)	(17)
Employee benefit obligations	(19)	(12)	13
Depreciation timing differences	(5)	(12)	(2)
Provisions	(23)	—	(7)
Other deferred tax assets	(11)	(15)	19
Intangible assets	138	38	30
Accelerated depreciation and other fair value adjustments	26	(4)	17
Other deferred tax liabilities	20	(7)	(9)
	124	(15)	44